Loans Receivable, Net (Past Due Financing Receivables) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 13,511,635	$ 22,690,737
Current	325,838,983	325,077,980
Total	339,350,618	347,768,717
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,451,056	4,148,638
Current	71,922,015	73,134,179
Total	76,373,071	77,282,817
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,569,061	2,533,654
Current	48,811,228	47,857,570
Total	50,380,289	50,391,224
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	279,277	509,242
Current	12,234,856	10,055,225
Total	12,514,133	10,564,467
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7,212,241	15,499,203
Current	192,870,884	194,031,006
Total	200,083,125	209,530,209
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,121,369	6,576,081
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	710,881	1,868,787
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	101,201	162,481
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,309,287	4,544,813
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,356,514	2,373,007
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,144,381	1,087,299
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	282,314	91,223
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	99,784
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	929,819	1,094,701
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7,033,752	13,741,649
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,306,675	3,061,339
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	575,866	573,644
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	178,076	246,977
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 2,973,135	$ 9,859,689